Expense Example - Delaware Sustainable Equity Income Fund	Class A Expense Example, with Redemption, 1 Year	Class A Expense Example, with Redemption, 3 Years	Class A Expense Example, with Redemption, 5 Years	Class A Expense Example, with Redemption, 10 Years	Class I Expense Example, with Redemption, 1 Year	Class I Expense Example, with Redemption, 3 Years	Class I Expense Example, with Redemption, 5 Years	Class I Expense Example, with Redemption, 10 Years	Class R6 Expense Example, with Redemption, 1 Year	Class R6 Expense Example, with Redemption, 3 Years	Class R6 Expense Example, with Redemption, 5 Years	Class R6 Expense Example, with Redemption, 10 Years	Class R Expense Example, with Redemption, 1 Year	Class R Expense Example, with Redemption, 3 Years	Class R Expense Example, with Redemption, 5 Years	Class R Expense Example, with Redemption, 10 Years
USD ($)	324	510	712	1,295	51	191	343	785	49	154	269	604	124	391	679	1,498